Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: April 10, 2020

Payment Date	4/15/2020
Collection Period Start	3/1/2020
Collection Period End	3/31/2020
Interest Period Start	3/16/2020
Interest Period End	4/14/2020

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$190,881,933.39	$39,828,799.88	$151,053,133.51	0.545318	Feb-21
Class A-2 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Jun-23
Class A-3 Notes	$441,000,000.00	$—	$441,000,000.00	1.000000	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$1,270,365,933.39	$39,828,799.88	$1,230,537,133.51

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,273,757,143.98	$1,233,928,344.10	0.909652
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,273,757,143.98	$1,233,928,344.10
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$190,881,933.39	1.63725%	ACT/360	$260,434.54
Class A-2 Notes	$475,000,000.00	1.64000%	30/360	$649,166.67
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$588,000.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$1,270,365,933.39			$1,732,214.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,273,757,143.98	$1,233,928,344.10
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,273,757,143.98	$1,233,928,344.10
Number of Receivable Outstanding	64,565	63,620
Weight Average Contract Rate	4.58%	4.58%
Weighted Average Remaining Term (months)	58	57

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,684,101.27
Principal Collections	$39,597,815.52
Liquidation Proceeds	$73,449.89
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$44,355,366.68
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$44,355,366.68

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,061,464.29	$1,061,464.29	$—	$—	$43,293,902.39
Interest - Class A-1 Notes	$260,434.54	$260,434.54	$—	$—	$43,033,467.85
Interest - Class A-2 Notes	$649,166.67	$649,166.67	$—	$—	$42,384,301.18
Interest - Class A-3 Notes	$588,000.00	$588,000.00	$—	$—	$41,796,301.18
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$41,629,511.43
First Allocation of Principal	$—	$—	$—	$—	$41,629,511.43
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$41,609,276.97
Second Allocation of Principal	$9,308,589.29	$9,308,589.29	$—	$—	$32,300,687.68
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$32,278,305.43
Third Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$18,713,305.43
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$18,688,099.00
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,124,099.00
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,124,099.00
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$1,732,888.41
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,732,888.41
Remaining Funds to Certificates	$1,732,888.41	$1,732,888.41	$—	$—	$—
Total	$44,355,366.68	$44,355,366.68	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,273,757,143.98	$1,233,928,344.10
Note Balance	$1,270,365,933.39	$1,230,537,133.51
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	20	$230,984.36
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	25	$73,449.89
Monthly Net Losses (Liquidation Proceeds)			$157,534.47
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.16%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$337,163.13
Cumulative Net Loss Ratio			0.02%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	50	$985,249.45
60-89 Days Delinquent	0.01%	5	$65,006.97
90-119 Days Delinquent	0.00%	1	$8,132.25
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.09%	56	$1,058,388.67

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$86,893.82
Total Repossessed Inventory	5	$123,204.25

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	6	$73,139.22
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		0.00%
Current Collection Period		0.01%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No